Stockholders' Equity - Schedule of Warrants Outstanding (Details) - $ / shares	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Shares, Warrants	327,765	461,097	2,861,096
12/01/21 [Member]
Expiration Date, Warrants	Dec. 01, 2021
Exercise Price, Warrants	$ 1.25
Shares, Warrants	58,824
12/01/21 [Member]
Expiration Date, Warrants	Dec. 01, 2021
Exercise Price, Warrants	$ 1.28
Shares, Warrants	117,647
01/23/22 [Member]
Expiration Date, Warrants	Jan. 23, 2022
Exercise Price, Warrants	$ 1.25
Shares, Warrants	117,647
01/23/22 [Member]
Expiration Date, Warrants	Jan. 23, 2022
Exercise Price, Warrants	$ 1.28
Shares, Warrants	33,647